Bank loans: Syndicated loan (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 MXN ($)	Apr. 30, 2022 MXN ($)	Apr. 30, 2022 COP ($)	Jun. 01, 2015 MXN ($)	Jun. 01, 2015 COP ($)
Bank loans:
Total Loans and Debt	$ 12,224,770	$ 440,000,000	$ 15,204,761			$ 2,897,404	$ 440,000,000
Prepaid Loan		149,999,914		$ 794,510	$ 149,999,914
Bancolombia
Bank loans:
Total Loans and Debt		150,000,000
Prepaid Loan		51,136,744
CorpBanca Columbia
Bank loans:
Total Loans and Debt		102,000,000
Prepaid Loan		34,772,986
Banco Davivienda
Bank loans:
Total Loans and Debt		90,000,000
Prepaid Loan		30,682,039
Banco de Bogota
Bank loans:
Total Loans and Debt		37,000,000
Prepaid Loan		12,613,358
Banco de Occidente
Bank loans:
Total Loans and Debt		37,000,000
Prepaid Loan		12,613,366
Banco Popular
Bank loans:
Total Loans and Debt		8,000,000
Prepaid Loan		2,726,835
Banco AV Villas
Bank loans:
Total Loans and Debt		8,000,000
Prepaid Loan		2,727,293
Servicios Financieros
Bank loans:
Total Loans and Debt		8,000,000
Prepaid Loan		$ 2,727,293